UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended: June 30, 2011


Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Theleme Partners LLP

Address:  15 Davies Street
          London
          W1K 3AG
          England


13F File Number: 028-14308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Patrick Degorce
Title:  Principal
Phone:  44-020-7150-1400


Signature, Place and Date of Signing:


 /s/ Patrick Degorce             London, England              August 12, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:   11

Form 13F Information Table Value Total:  $793,161
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
---        --------------------      -----------------------
1.         028-14311                 Theleme Master Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2011

COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
----------------------------  --------------  ---------  --------  --------------------  ----------  --------  ---------------------
                                                          VALUE     SHS OR    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION    MGRS      SOLE    SHARED NONE
----------------------------  --------------  ---------  --------  ---------  ---  ----  ----------  --------  --------- ------ ----
ASIAINFO-LINKAGE INC          COM             04518A104   27,607   1,667,100  SH          DEFINED       1      1,667,100
CME GROUP INC                 COM             12572Q105   81,441     279,300  SH          DEFINED       1        279,300
COMMUNITY HEALTH SYS INC NEW  COM             203668108   58,417   2,274,800  SH          DEFINED       1      2,274,800
CROWN CASTLE INTL CORP        COM             228227104   48,087   1,178,900  SH          DEFINED       1      1,178,900
GOODRICH CORP                 COM             382388106   63,699     667,000  SH          DEFINED       1        667,000
SOTHEBYS                      COM             835898107   46,980   1,080,000  SH          DEFINED       1      1,080,000
TEMPUR PEDIC INTL INC         COM             88023U101   96,496   1,422,824  SH          DEFINED       1      1,422,824
UNION PAC CORP                COM             907818108   55,656     533,100  SH          DEFINED       1        533,100
VISA INC                      COM CL A        92826C839   66,565     790,000  SH          DEFINED       1        790,000
WELLS FARGO & CO NEW          COM             949746101   63,135      22,500       CALL   DEFINED       1         22,500
WELLS FARGO & CO NEW          COM             949746101  185,078   6,595,800  SH          DEFINED       1      6,595,800




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